CASH FLOW INFORMATION (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Acquisition of Bluestone	$ (1,137)
Derivative settlement (debt swap agreements)	10,785	$ 2,090	$ 13,430
Loans And Debentures [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	443,104	333,589	214,042
Loan repayments			(66,273)
Loan proceeds		314,345	179,550
Interest paid on loans *	(21,782)	(25,414)	(10,937)
Interest paid on debentures *	(25,473)	(10,623)	(14,557)
Derivative settlement
Interest expenses on loans	20,251	24,270	13,767
Interest expenses on debentures	28,440	11,018	12,599
Derivative result
Foreign exchange adjustments	21,086	(21,417)	5,398
Derivative settlement (withholding taxes)
Fair value adjustment
Gold Hedges fair value adjustment
Loan and debentures repayments	(62,831)	(184,385)
Derivative gold collars settlement
Swap fair value adjustment
Other derivatives fair value adjustment	2,473	1,721
Acquisition of Bluestone	5,900
Derivative settlement (other hedges)
Derivative settlement (debt swap agreements)
Balance as of December 31, 2025	411,168	443,104	333,589
Derivatives [member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	139,490	32,005	(8,119)
Loan repayments
Loan proceeds
Interest paid on loans *
Interest paid on debentures *
Derivative settlement		2,090	9,353
Interest expenses on loans
Interest expenses on debentures
Derivative result	(15,558)	(2,817)	(8,184)
Foreign exchange adjustments	(20,347)	18,592	(7,019)
Derivative settlement (withholding taxes)	2,850	715	1,742
Fair value adjustment			1,098
Gold Hedges fair value adjustment	338,008	85,617	43,134
Loan and debentures repayments
Derivative gold collars settlement	(56,519)	(5,376)
Swap fair value adjustment	2,689	5,678
Other derivatives fair value adjustment	3,524	2,986
Acquisition of Bluestone
Derivative settlement (other hedges)	(4,643)
Derivative settlement (debt swap agreements)	10,785
Balance as of December 31, 2025	$ 400,279	$ 139,490	$ 32,005